Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	35.00%	35.00%	35.00%
Increase / (decrease) resulting from:
U.S. state and local income taxes, net of federal tax benefit	0.20%	1.70%	2.30%
Domestic manufacturing deduction	(4.60%)	(1.20%)	(2.70%)
Foreign rate differences	(2.20%)	(1.10%)	(1.10%)
Changes in uncertain tax positions	(0.90%)	0.20%	(0.80%)
Other	(1.70%)	(1.00%)	0.40%
Effective tax rate	25.80%	33.60%	33.10%